Loans and Other Borrowings - Summary of Components of Capital (Detail) - GBP (£) £ in Millions	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about borrowings [abstract]
Net debt	£ 17,969	£ 17,098	£ 11,035	£ 9,627
Total parent shareholders’ equity	14,741		10,140	9,877
Total	32,710		21,175	19,504
Non-controlling interests	£ 22		£ 27	£ 34